Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Lease Liabilities
Schedule of non-cancellable lease contracts	As of December 31, 2024, the Company subsisted of the following non-cancellable lease contracts.
Description of lease	Lease term
Motor vehicles	7 to 8 years
Corporate office premises	0.5 year

Schedule of lease cost recognized of balance sheet
	As of December 31,
	2023	2024	2024
	S$	S$	US$

Right-of-use assets	228,450	136,970	100,256
Lease liabilities
Current	93,000	85,582	62,642
Non-current	98,876	13,294	9,731
	191,876	98,876	72,373

Schedule of lease cost recognized of consolidated statements of income
	For the years ended December 31,
	2023	2024	2024
	S$	S$	US$

Amortization charge of right-of-use assets	76,310	91,480	66,959
Interest of lease liabilities	14,259	11,208	8,204